Commissions and Expenses - Summary of Employee Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Classes of employee benefits expense [abstract]
Salaries	€ 1,160	€ 1,092	€ 1,105
Post-employment benefit costs	116	126	137
Social security charges	99	100	97
Other personnel costs	284	150	203
Shares	48	43	37
Total	1,707	1,511	1,579
Amount included in employee expenses relating to defined contributions	€ 49	€ 35	€ 36

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.